INCOME TAXES - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Balance at the beginning of the year	¥ 53,311,495	¥ 47,255,513	¥ 51,769,696
Additions	4,627,171	8,555,982	(2,014,183)
Reduction due to expiration of temporary difference		(2,500,000)	(2,500,000)
Balance at the end of the year	¥ 57,938,666	¥ 53,311,495	¥ 47,255,513